John Hancock
California Tax-Free Income Fund
Quarterly portfolio holdings 2/28/2022

Fund’s investments
As of 2-28-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.5%				$203,011,087
(Cost $195,677,185)
California 97.2%				198,439,341
ABAG Finance Authority for Nonprofit Corporations Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,102,009
Bay Area Water Supply & Conservation Agency Capital Cost Recovery (A)	5.000	10-01-34	1,500,000	1,839,584
Burbank Unified School District Convertible Capital Appreciation Election 2013, GO (0.000% to 8-1-23, then 4.500% thereafter)	0.000	08-01-37	1,770,000	1,893,315
California Community Housing Agency Essential Housing Revenue Stoneridge Apartments, Series A (B)	4.000	02-01-56	600,000	570,065
California Community Housing Agency Verdant at Green Valley Project, Series A (B)	5.000	08-01-49	1,000,000	1,037,569
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	1,305,000	1,306,625
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,552,742
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	485,000	546,786
California County Tobacco Securitization Agency Sonoma County Securitization Corp.	4.000	06-01-49	1,400,000	1,534,036
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Series A	4.000	06-01-49	1,000,000	1,083,191
California Educational Facilities Authority Pepperdine University	5.000	10-01-49	1,500,000	1,711,874
California Educational Facilities Authority University of Redlands, Series A	5.000	10-01-35	1,000,000	1,074,131
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (B)	5.000	07-01-40	430,000	466,101
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (B)	5.000	07-01-50	350,000	376,193
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (B)	5.000	07-01-55	240,000	256,995
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-47	1,000,000	1,145,445
California Health Facilities Financing Authority City of Hope Obligated Group	4.000	11-15-45	1,000,000	1,119,073
California Health Facilities Financing Authority CommonSpirit Health Obligated Group, Series A	4.000	04-01-40	1,500,000	1,651,918
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,144,687
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,623,996
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series A	5.000	08-15-43	1,000,000	1,082,518
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series B	5.000	08-15-55	1,000,000	1,132,413
California Health Facilities Financing Authority Standford Health Care, Series A	4.000	08-15-50	1,000,000	1,118,351
California Housing Finance Agency Series A	4.250	01-15-35	963,337	1,088,029
California Infrastructure & Economic Development Bank Sustainability Bonds, California Science Center Phase III	4.000	05-01-36	1,000,000	1,148,036
California Municipal Finance Authority Channing House Project, Series A (C)	4.000	05-15-40	1,500,000	1,640,361
California Municipal Finance Authority HumanGood Obligated Group, Series A	5.000	10-01-44	1,000,000	1,124,807
California Municipal Finance Authority Paradise Valley Estates Project, Series A (C)	5.000	01-01-49	1,500,000	1,762,979
2	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Retirement Housing Foundation Obligation Group, Series A	5.000	11-15-31	1,500,000	$1,755,490
California Municipal Finance Authority West Village Student Housing Project at UC Davis (C)	4.000	05-15-48	1,365,000	1,475,538
California Municipal Finance Authority Wineville School Project, Series A (C)	5.000	10-01-42	2,000,000	2,185,429
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (B)	5.000	07-01-39	1,000,000	1,147,258
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (B)	5.000	11-21-45	1,500,000	1,700,821
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	1,047,368
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	5,035,345
California Public Finance Authority Enso Village Project, Series A (B)	5.000	11-15-51	725,000	793,948
California Public Finance Authority Excelsior Charter Schools Project, Series A (B)	5.000	06-15-50	500,000	526,259
California Public Finance Authority Excelsior Charter Schools Project, Series A (B)	5.000	06-15-55	500,000	525,040
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	2,000,000	2,244,833
California Public Finance Authority Senior Living Revenue Refunding Enso Village Project, Series A (B)	5.000	11-15-46	400,000	438,887
California Public Finance Authority Trinity Classical Academy, Series A (B)	5.000	07-01-44	110,000	111,339
California Public Finance Authority Trinity Classical Academy, Series A (B)	5.000	07-01-54	325,000	326,189
California School Finance Authority Aspire Public School (B)	5.000	08-01-46	110,000	123,233
California School Finance Authority Aspire Public School (B)	5.000	08-01-46	1,165,000	1,268,043
California School Finance Authority College Housing Revenue	4.000	11-01-41	1,000,000	1,039,652
California School Finance Authority College Housing Revenue	4.000	11-01-55	580,000	591,640
California School Finance Authority Granada Hills Charter High School Obligated Group (B)	5.000	07-01-43	1,000,000	1,101,039
California School Finance Authority KIPP LA Project, Series A (B)	5.000	07-01-47	1,500,000	1,673,470
California State Public Works Board Various Capital Projects, Series A (A)	5.000	08-01-36	1,000,000	1,250,549
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	2,500,000	2,707,142
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,885,000	2,204,040
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,485,000	1,650,997
California Statewide Communities Development Authority Emanate Health, Series A	4.000	04-01-45	250,000	278,370
California Statewide Communities Development Authority Front Porch Communities and Services, Series A	5.000	04-01-47	815,000	925,033
California Statewide Communities Development Authority Infrastructure Program Revenue, Series B	5.000	09-02-44	1,000,000	1,055,599
California Statewide Communities Development Authority Redlands Community Hospital	5.000	10-01-46	2,000,000	2,243,389
California Statewide Communities Development Authority Redwoods Project (C)	5.375	11-15-44	1,500,000	1,606,338
California Statewide Communities Development Authority Statewide Community Infrastructure Program Revenue, Series A	4.000	09-02-51	1,000,000	1,067,489
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	2,435,000	$2,480,570
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	2,925,000	2,979,741
Cascade Union Elementary School District Election 2016, Series A, GO (C)	3.750	08-01-46	250,000	262,616
City of Belmont Library Project, Series A (C)	5.750	08-01-24	635,000	675,782
City of Irvine Community Facilities District, No. 2013-3 Great Park	5.000	09-01-49	2,000,000	2,142,805
City of Long Beach Alamitos Bay Marina Project	5.000	05-15-45	1,000,000	1,066,472
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	1,540,000	1,544,291
City of Long Beach Harbor Revenue, Series A	5.000	05-15-49	2,000,000	2,416,640
City of Los Angeles Community Facilities District Cascades Business Park	6.400	09-01-22	85,000	86,567
City of Los Angeles Department of Airports Los Angeles International Airport, Series C, AMT	5.000	05-15-35	1,000,000	1,204,802
City of Los Angeles Department of Airports Los Angeles International Airport, Series D, AMT	4.000	05-15-44	2,000,000	2,156,384
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	600,000	642,302
City of San Clemente Community Facilities District, No. 2006-1	5.000	09-01-46	1,955,000	2,114,894
City of San Mateo Community Facilities District, No. 2008-1 Bay Meadows	5.500	09-01-44	2,000,000	2,030,305
City of Vernon Electric System Revenue Series 2022-A (A)	5.000	08-01-40	360,000	426,826
City of Vernon Electric System Revenue Series 2022-A (A)	5.000	08-01-41	400,000	473,463
College of the Sequoias Tulare Area Improvement District No. 3 Election of 2008, Series B, GO (C)(D)	2.769	08-01-40	2,890,000	1,734,486
County of Sacramento Airport System Revenue	4.000	07-01-39	1,000,000	1,121,807
CSCDA Community Improvement Authority California Essential Housing Revenue Altana Glendale, Series A-2 (B)	4.000	10-01-56	1,000,000	965,435
CSCDA Community Improvement Authority California Essential Housing Revenue, The Link Glendale, Series A2 (B)	4.000	07-01-56	600,000	570,928
CSCDA Community Improvement Authority Essential Housing Revenue Parallel Anaheim, Series A (B)	4.000	08-01-56	1,000,000	951,684
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	3,000,000	3,253,557
Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A1	5.000	06-01-31	1,000,000	1,199,667
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-45	3,250,000	3,623,525
Golden State Tobacco Securitization Corp. Series A-1	3.500	06-01-36	1,215,000	1,223,839
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-47	1,610,000	1,627,708
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Series A	5.000	06-01-40	2,250,000	2,507,074
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Series A	5.000	06-01-40	2,750,000	3,066,060
Hastings Campus Housing Finance Authority California Campus Housing Revenue, Series A	5.000	07-01-45	1,000,000	1,115,952
Inglewood Unified School District Series A, GO (C)	4.000	08-01-36	555,000	628,699
4	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Inglewood Unified School District Series A, GO (C)	4.000	08-01-37	445,000	$503,020
Inland Valley Development Agency Series A	5.000	09-01-44	2,500,000	2,666,647
Liberty Union High School District Election 2016, Series B, GO	3.000	08-01-41	1,670,000	1,702,052
Los Angeles County Public Works Financing Authority Series D	5.000	12-01-45	2,000,000	2,222,198
Los Angeles County Regional Financing Authority Montecedro, Inc. Project, Series A (C)	5.000	11-15-44	1,355,000	1,387,078
Los Angeles Department of Water & Power Power Systems Revenue, Series D	5.000	07-01-44	1,000,000	1,081,397
Los Angeles Department of Water & Power Water System Revenue, Series A	5.000	07-01-50	1,000,000	1,213,585
Los Angeles Unified School District Series RYQ, GO	4.000	07-01-44	1,500,000	1,690,383
Lower Tule River Irrigation District Series A	5.000	08-01-28	875,000	1,042,859
Marin Healthcare District Election of 2013, GO	4.000	08-01-45	1,000,000	1,080,327
Metropolitan Water District of Southern California Series A	5.000	10-01-49	1,500,000	1,811,274
Mount Diablo Unified School District Series B, GO (A)	4.000	08-01-36	1,335,000	1,533,911
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,500,000	2,213,311
Norman Y. Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	1,500,000	1,680,521
Oakland Unified School District Series A, GO	5.000	08-01-40	1,500,000	1,677,786
Orange County Community Facilities District 2017-1 Esencia Village, Series A	5.000	08-15-47	2,000,000	2,263,365
Pacifica School District Series C, GO (C)(D)	1.822	08-01-26	1,000,000	922,209
Port of Los Angeles Series A, AMT	5.000	08-01-44	2,000,000	2,159,090
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	750,000	775,127
River Islands Public Financing Authority Community Facilities District, No. 2003-1, Series A	5.000	09-01-48	1,250,000	1,391,079
River Islands Public Financing Authority Lathrop Irrigation District Electric Revenue (C)	4.000	09-01-35	1,125,000	1,276,974
Riverside County Transportation Commission Series A	5.750	06-01-48	1,000,000	1,059,523
Sacramento Municipal Utility District Electric Revenue, Series H	4.000	08-15-45	2,000,000	2,264,133
San Diego Public Facilities Financing Authority Capital Improvement Projects, Series A	5.000	10-15-44	1,000,000	1,104,441
San Diego Public Facilities Financing Authority Series A	4.000	08-01-45	500,000	562,492
San Diego Unified School District Series I, GO (D)	3.772	07-01-39	1,250,000	651,744
San Francisco Bay Area Rapid Transit District Election 2016, Series C1, GO	3.000	08-01-50	1,500,000	1,479,671
San Francisco City & County Airport Commission International Airport Revenue, Second Series 2020-B	4.000	05-01-37	1,215,000	1,370,086
San Francisco City & County Airport Commission Series E, AMT	5.000	05-01-50	1,500,000	1,717,860
San Francisco City & County Airport Commission Special Facilities Lease, SFO Fuel Company LLC, Series A, AMT	5.000	01-01-47	2,000,000	2,289,395
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Francisco City & County Public Utilities Commission Power Revenue Green Bonds, Series A	5.000	11-01-45	1,500,000	$1,653,621
San Francisco City & County Redevelopment Successor Agency Department of General Services Lease, No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,265,419
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	1,000,000	1,086,099
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	2,500,000	2,762,260
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Series A	4.000	01-15-50	1,000,000	1,094,537
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-37	490,000	558,573
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-38	460,000	522,903
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-39	730,000	828,177
Santa Ana Financing Authority Police Administration & Holding Facility, Series A (C)	6.250	07-01-24	3,180,000	3,392,197
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility, Series A (C)	6.250	07-01-24	3,180,000	3,397,243
Santa Margarita Water District Community Facilities District, No. 2013-1	5.625	09-01-43	745,000	780,109
Santee School District Election of 2006, Series E, GO (C)(D)	3.298	05-01-51	1,530,000	585,625
South Orange County Public Financing Authority Series A	5.000	08-15-34	450,000	461,097
South Placer Wastewater Authority California Wastewater Revenue Refunding	5.000	11-01-34	430,000	568,394
Southern California Public Power Authority Apex Power Project, Series A	5.000	07-01-38	1,000,000	1,080,677
Southern California Public Power Authority Natural Gas Project Revenue, Series A	5.250	11-01-26	2,000,000	2,304,646
State of California Construction Bonds, GO	5.000	10-01-49	1,000,000	1,207,516
State of California Various Purpose, GO	5.000	04-01-32	2,000,000	2,588,286
Sweetwater Union High School District Ad Valorem Property Tax, GO	4.000	08-01-42	500,000	519,938
Three Rivers Levee Improvement Authority Special Tax Revenue Refunding Community Facilities District	4.000	09-01-51	1,000,000	1,073,414
Transbay Joint Powers Authority Tax Allocation, Series A	5.000	10-01-32	345,000	423,776
Turlock Irrigation District Electricity, Power & Light Revenues	5.000	01-01-41	1,000,000	1,214,629
University of California Series AZ	5.000	05-15-48	1,500,000	1,779,332
West Covina Community Development Commission Successor Agency Fashion Plaza	6.000	09-01-22	855,000	875,531
William S. Hart Union High School District Community Facilities District, No. 2015-1	5.000	09-01-47	1,000,000	1,093,327
Puerto Rico 2.3%				4,571,746
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	2.662	07-01-31	1,500,000	1,169,585
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	4.675	07-01-46	2,500,000	809,028
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	1,500,000	1,655,167
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	937,966

6	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Par value^	Value
Short-term investments 2.3%		$4,823,000
(Cost $4,823,000)
Repurchase agreement 2.3%		$4,823,000
Repurchase Agreement with State Street Corp. dated 2-28-22 at 0.000% to be repurchased at $4,823,000 on 3-1-22, collateralized by $5,002,600 U.S. Treasury Notes, 0.125% due 7-15-23 (valued at $4,919,526)	4,823,000	4,823,000
Total investments (Cost $200,500,185) 101.8%		$207,834,087
Other assets and liabilities, net (1.8%)		(3,740,626)
Total net assets 100.0%		$204,093,461

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

Insurance coverage	As a % of total investments
National Public Finance Guarantee Corp.	3.7
California Mortgage Insurance	3.1
Assured Guaranty Municipal Corp.	2.4
Build America Mutual Assurance Company	1.8
Ambac Financial Group, Inc.	0.3
TOTAL	11.3
The fund had the following sector composition as a percentage of net assets on 2-28-22:
General obligation bonds	10.0%
Revenue bonds	89.5%
Health care	15.1%
Other revenue	13.3%
Tobacco	12.2%
Facilities	10.5%
Transportation	7.8%
Education	6.7%
Development	5.4%
Housing	5.4%
Utilities	4.5%
Airport	4.5%
Water and sewer	3.6%
Pollution	0.5%
Short-term investments and other	0.5%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	7

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	172	Short	Jun 2022	$(21,741,562)	$(21,919,250)	$(177,688)
U.S. Treasury Long Bond Futures	21	Short	Jun 2022	(3,246,922)	(3,290,438)	(43,516)
						$(221,204)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
8	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$203,011,087	—	$203,011,087	—
Short-term investments	4,823,000	—	4,823,000	—
Total investments in securities	$207,834,087	—	$207,834,087	—
Derivatives:
Liabilities
Futures	$(221,204)	$(221,204)	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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